Other Payables and Accruals (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Other Payables and Accruals
Unearned revenue	$ 14,513	$ 27,916
Accrued off-hire	3,379	1,688
Accrued purchases	2,508	3,335
Accrued interest	10,359	12,393
Other accruals	9,018	6,238
Total	$ 39,777	$ 51,570